Mortgage Banking Activities, Analysis of Changes in Fair Value MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value:
Net changes in valuation inputs or assumptions	$ 3,254	$ 1,170	$ (4,693)
Changes due to collection/realization of expected cash flows	(1,253)	(2,012)	(2,375)
Total changes in fair value	2,001	(842)	(7,068)
Commercial mortgage servicing [Member]
Mortgage Banking Activities Textual [Abstract]
Mortgage servicing rights	1,200	1,300	1,300
Servicing asset at amortized cost, fair value	2,100	1,500	1,400
Residential mortgage servicing rights [Member]
Changes in MSRs measured at fair value
Fair value, beginning of period	6,920	6,125	11,517
Servicing from securitizations or asset transfers	1,003	1,645	1,708
Sales and other	(614)	(8)	(32)
Net additions	389	1,637	1,676
Changes in fair value:
Net changes in valuation inputs or assumptions	3,254	1,170	(4,693)
Changes due to collection/realization of expected cash flows	(1,253)	(2,012)	(2,375)
Total changes in fair value	2,001	(842)	(7,068)
Fair value, end of period	9,310	6,920	6,125
Residential mortgage servicing rights [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	3,417	1,625	(3,946)
Residential mortgage servicing rights [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(17)	(9)	(175)
Residential mortgage servicing rights [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	42	(56)	27
Residential mortgage servicing rights [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(188)	$ (390)	$ (599)
Interest-only strips [Member] | Residential mortgage servicing rights [Member]
Changes in MSRs measured at fair value
Sales and other	$ (611)